Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Components of Inventories

	December 31, 2024	December 31, 2023
Supplies and consumables	$28,980	$24,270
Stockpiles	5,024	5,624
Work in progress	3,049	917
Finished goods	5,041	11,443
	$42,094	$42,254